Pension and Other Postretirement Benefit Plans - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			9 Months Ended		3 Months Ended
	Apr. 30, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prior service cost recorded in other comprehensive income		$ 57,000,000
Company Matching contribution of each pre-tax dollar contributed by the participant on the first 6% of eligible compensation		100.00%
Expenses related to the 401(k) Plan		21,000,000	20,000,000	17,000,000
Decrease in projected benefit obligation	(34,000,000)
Benefit obligation amortization period	23 years 6 months
Defined benefit pension plan estimated prior service credit and actuarial loss to be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost		3,000,000
Legacy Pension Plan (LPP) [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer's contribution to pension plan					4,000,000	0
Contribution to pension plan		3,000,000	20,000,000	9,000,000
Defined benefit plan percentage of funded status		80.00%
Expected contributions to defined benefit pension plans in 2014		11,000,000
Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan target allocations		43.00%
Real Estate [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan target allocations		5.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan target allocations		2.00%
UNITED STATES | Sale of Stock [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan target allocations		25.00%
Foreign [Member] | Sale of Stock [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan target allocations		25.00%
lastminute.com [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributed percentage of eligible pay on behalf of employees		5.00%
Contribution to pension plan		1,000,000	1,000,000	1,000,000
Other Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amendment description in retiree medical benefits		In February 2009, we amended our retiree medical plan to reduce the subsidies received by participants by 20% per year over the next 5 years, with no further subsidies beginning January 1, 2014.			In February 2009, we amended our retiree medical plan to reduce the subsidies received by participants by 20% per year over five years, with no further subsidies beginning January 1, 2014
Income related to pensions and other postretirement benefit		(16,238,000)	(13,235,000)	(11,965,000)	(97,000)	(10,670,000)	(33,000)	(3,554,000)
Pensions and Other Postretirement Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Income related to pensions and other postretirement benefit		$ (16,000,000)	$ (15,000,000)	$ (15,000,000)